Measurement at Fair Value	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Measurement at Fair Value
31.	MEASUREMENT AT FAIR VALUE

The Company measures its financial assets and liabilities at fair value. Fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. The Fair Value Hierarchy aims to increase consistency and comparability: it divides the inputs used in measuring fair value into three broad levels, as follows:

•	Level 1 – Active market – Quoted prices: A financial instrument is considered to be quoted in an active market if the prices quoted are promptly and regularly made available by an exchange or organized over-the-counter market, by operators, by brokers or by a market association, by entities whose purpose is to publish prices, or by regulatory agencies, and if those prices represent regular arm’s length market transactions made without any preference.

•	Level 2 – No active market – Valuation technique: For an instrument that does not have an active market, fair value should be found by using a method of valuation/pricing. Criteria such as data on the current fair value of another instrument that is substantially similar, or discounted cash flow analysis or option pricing models, may be used. The objective of the valuation technique is to establish what would be the transaction price on the measurement date in an arm’s-length transaction motivated by business considerations.

•	Level 3 – No active market – No observable inputs: The fair value of investments in securities for which there are no prices quoted on an active market, or of derivatives linked to them which are to be settled by delivery of unquoted securities, is determined based on generally accepted valuation techniques, mainly related to discounted cash flow analysis.

The following is a summary of the instruments that are measured at fair value:

	Balance on December 31, 2017	Fair value at December 31, 2017
		Active market – quoted price (Level 1)	No active market – Valuation technique (Level 2)	No active market – No observable inputs (Level 3)
Assets
Fair value through profit or loss
Securities held for trading
Bank certificates of deposit	3	—	3	—
Treasury Financial Notes (LFTs)	290	—	290	—
Financial Notes – Banks	740	740	—	—
Debentures	11	—	11	—

	1,044	740	304	—
Derivative financial instruments (swap)	9	—	—	9

	1,053	740	304	9
Available for sale
Concession financial assets related to infrastructure	370	—	—	370

	370	—	—	370
Liabilities
Fair value through profit or loss
Derivative financial instruments (swap)	(41)			(41)
Derivative financial instruments (sale options)	(816)	—	(507)	(309)

	(857)	—	(507)	(350)

	566	740	(203)	29

	Balance on December 31, 2016	Fair value at December 31, 2016
		Active market – quoted price (Level 1)	No active market – Valuation technique (Level 2)	No active market – No observable inputs (Level 3)
Assets
Held for trading
Securities
Bank certificates of deposit	33	—	33	—
Treasury Financial Notes (LFTs)	193	193	—	—
Financial Notes – Banks	724	—	724	—
Debentures	45	—	45	—

	995	193	802	—
Available for sale
Concession financial assets related to infrastructure	216	—	—	216

	216	—	—	216
Liabilities
Fair value through profit or loss
Derivative financial instruments	(1,342)	—	(1,150)	(192)

	(1,342)	—	(1,150)	(192)

	(131)	193	(348)	24

Fair value calculation of financial positions

Concession financial assets related to infrastructure: Measured at New Replacement Value (Valor novo de reposição, or VNR), according to criteria established in regulations by the Concession grantor (‘Grantor’), based on fair value of the assets in service belonging to the concession and which will be revertible at the end of the concession, and on the Weighted average cost of capital (WACC) used by the Grantor, which reflects the concession holder’s return on the operations of the concession. The VNR and the WACC are public information disclosed by the Grantor and by Cemig. The movement in Concession financial assets is shown in Note 15.

Cash investments: The fair value of cash investments is calculated taking into consideration the market prices of the security, or market information that makes such calculation possible, and future rates in the fixed income and FX markets applicable to similar securities. The market value of the security is deemed to be its maturity value discounted to present value by the discount factor obtained from the market yield curve in Reais.

Put options: The Company adopted the Black-Scholes-Merton method for measuring the fair value of the SAAG, RME, Lepsa and Sonda options. The fair value of these options was calculated on the basis of the estimated exercise price on the day of exercise of the option, less the fair value of the underlying shares, also estimated for the date of exercise, brought to present value at the reporting date. The movement in relation to the put options, and other information, is given in Note 15.